Goodwill and Intangible Assets - Estimated Amortization Expense Related to Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Finite Lived Intangible Assets, Future Amortization Expense [Line Items]
2013		$ 26.5
Remainder of 2013	8.0
2014	29.0	24.0
2015	26.5	22.5
2016	25.6	22.1
2017	$ 24.9	$ 21.6